Leases (Details) - Schedule of amounts recognized in profit or loss relating leases - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of amounts recognized in profit or loss relating leases [Abstract]
Depreciation of right-of-use assets	$ 56,707	$ 86,439
Interest expense	1,299	3,877
Expenses relating to short-term leases (included in general and administration expenses)	87,131	46,913
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)		$ 25,844